EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 5 – EQUITY METHOD INVESTMENT

During November 2018, the Company invested $50,000 for a 19.9% Class B limited liability membership interest in EPH and recorded this transaction as an equity method investment due to the Company’s ability to exercise significant influence over EPH. The carrying value of the investment in EPH was reduced to zero after recording the proportionate share of the investee’s net loss for the 2018 fiscal year. In January 2019, the Company committed an additional $21,588 through a subscription payable to maintain its 19.9% Class B limited liability interests in EPH, after additional Class A units were sold to investors, which was fully paid in April 2020. The carrying value of the investment at December 31, 2020 was zero due to continued losses incurred by EPH. In the first quarter of 2021, the Company sold this equity interest to an unrelated third party for $100,000. There were no distributions received from the equity method investment in 2021 or 2020. See Note 4 for discussion of the Separation Agreement with our equity method investment in November 2020.

Our prior Chairman and CEO of the Company, also serves as President of EPH; and Christopher Nelson, General Counsel and Director of the Company, also serves as General Counsel and Secretary of EPH. See Note 6 – Related Party Transactions for transactions with our equity method investment during the three and nine months ended September 30, 2021 and 2020.

NOTE 5 – EQUITY METHOD INVESTMENT

During November 2018, the Company invested $50,000 for a 19.9% Class B limited liability membership interest in EPH and recorded this transaction as an equity method investment due to the Company’s ability to exercise significant influence over EPH. The carrying value of the investment in EPH was reduced to zero after recording the proportionate share of the investee’s net loss for the 2018 fiscal year. In January 2019, the Company committed an additional $21,588 through a subscription payable to maintain its 19.9% Class B limited liability interests in EPH, after additional Class A units were sold to investors, which was fully paid in April 2020. The carrying value of the investment at December 31, 2019 was zero and remains at zero at December 31, 2020 due to continued losses incurred by EPH. The loss on equity investment has been presented on the consolidated statement of operations for the year ended December 31, 2019. There were no distributions received from the equity method investment in 2020 or 2019. See Note 4 for discussion of the Separation Agreement with our equity method investment in November 2020.

For the year ended December 31, 2020, EPH generated $11,676,137 in revenue and had a loss prior to income taxes of $2,121,397. Of this loss, $1,110,674 was from the write-off of notes payable due from the Company inclusive of a transfer of the $114,700 note plus interest to a related party, pursuant to the Separation Agreement (see Note 4 – Separation Agreement).

Our prior Chairman and CEO of the Company, also serves as President of EPH; and Christopher Nelson, General Counsel and Director of the Company, also serves as General Counsel and Secretary of EPH. See Note 6 – Related Party Transactions for transactions with our equity method investment during the years ended December 31, 2020 and 2019.